Segment Information (Identifiable Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Identifiable Assets [Line Items]
Identifiable assets	$ 6,378.3	$ 6,463.9
Excess And Surplus Lines [Member]
Identifiable Assets [Line Items]
Identifiable assets	2,268.7	2,322.3
Commercial Specialty [Member]
Identifiable Assets [Line Items]
Identifiable assets	1,284.1	1,292.4
International Specialty [Member]
Identifiable Assets [Line Items]
Identifiable assets	661.1	499.6
Syndicate 1200 [Member]
Identifiable Assets [Line Items]
Identifiable assets	1,545.5	1,571.7
Run-Off Lines [Member]
Identifiable Assets [Line Items]
Identifiable assets	560.0	638.3
Corporate And Other [Member]
Identifiable Assets [Line Items]
Identifiable assets	$ 58.9	$ 139.6